Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 02, 2021	Nov. 12, 2020
Cash		$ 797,602
Cash equivalents		0
Unrecognized tax benefits	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	0	0
Additional paid-in capital	24,209
Accumulated deficit	(18,950)	(33,776,390)				$ 2,915,213
Minimum net tangible assets upon redemption of common stock subject to possible redemption		5,000,001
Offering costs	96,500	363,379
Cash subject to federal depository insurance	$ 250,000	$ 250,000
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	0	31,625,000
Adjustments
Additional paid-in capital			$ (3,313,835)	$ (5,782,541)	$ (5,850,752)
Accumulated deficit			$ (30,857,790)	$ (30,846,912)	$ (30,840,790)